Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of total future minimum lease payments under the non-cancellable operating leases
For the years ending December 31,	Amount

2019	$600,978
2020	626,277
2021	397,842
2022	75,174
2023 and thereafter	-
Total	$1,700,271

Schedule of milestone payments are to be made upon achievements of certain conditions
Amount
Drug molecules: up to the conditions and milestones of
Preclinical to IND filing	$372,564
From entering phase 1 to before first commercial sale	24,216,410
First commercial sale	15,656,410
Net sales amount more than certain threshold in a year	75,769,231
Subtotal	116,014,615

Surgical robotics and medical devices: up to the conditions and milestones of
Before FDA approval	270,000
FDA approval obtained	200,000
Subtotal	470,000

Total	$116,484,615